Mineral Property, Plant and Equipment (Narrative) (Details) - Erie Plant, processing facility from Cliffs [Member] $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2006 USD ($) a	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Additional area of land used for tailings storage facilities | a	6,000
Consideration paid for processing facility and associated infrastructure	$ 18,900
Fair market value of shares	$ 13,953
Capitalized development costs		$ 8,318	$ 7,038